Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	4,000,000,000	3,250,000,000	3,250,000,000
Common stock, shares issued	3,654,524,113	3,109,178,852	1,997,930,297
Common stock, shares outstanding	3,654,524,113	3,109,178,852	1,997,930,297
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	214,006	214,006	0
Preferred stock, shares outstanding	214,006	214,006	0